Equity (Details Narrative) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares Number	Dec. 31, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued	1,176,391
Number of convertible preferred share converted into ordinary shares	772,070
Conditional capital shares	3,900,994
Maximum Capital Increase | €		€ 5,175
Management [Member]
IfrsStatementLineItems [Line Items]
Number of free ordinary shares	636,648
ESOP [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement	1,114,963
ESOP 2013 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | Number	615,918
ESOP 2015 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | Number	478,845
ESOP 2016 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | Number	20,200
FCPS [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | Number	28,348